Income Taxes (Details) - Schedule of Reconciled to the Income Before Income Taxes - USD ($)	6 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Schedule of Reconciled to the Income Before Income Taxes [Line Items]
Income before taxes excluded the amounts of loss incurring entities	$ 12
Tax at the PRC EIT tax rates	3
Tax effect of R&D expenses deduction	(110,759)
Tax effect of deferred tax recognized		$ 7,534
Tax effect of non-deductible expenses	110,756
Income tax (benefit) provision		$ (108,189)
Maximum [Member]
Schedule of Reconciled to the Income Before Income Taxes [Line Items]
PRC EIT tax rates	25.00%
Minimum [Member]
Schedule of Reconciled to the Income Before Income Taxes [Line Items]
PRC EIT tax rates	15.00%